Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RESULTS
Cash and cash equivalents	$ 3,504,848	$ 5,527,543	$ 3,077,708
Financial income by Law N°21.185	414,292
Other financial income	5,501,200	250,699	2,195,964
Total financial income	9,420,340	5,778,242	5,273,672
Financial costs	(65,711,082)	(48,189,495)	(50,851,829)
Bank loans	(46,134)	(22,576)	(261)
Secured and unsecured obligations	(45,714,879)	(43,965,839)	(42,708,253)
Lease liabilities	(642,158)	(739,069)	(811,172)
Valuation of financial derivatives	1,577,288		(1,067,820)
Post-employment benefit obligations	(747,373)	(695,935)	(691,075)
Capitalized borrowing costs	9,321,354	6,523,443	4,078,463
Financial income by Law N°21.185	(14,250,887)
Formalization of debts and other associated expenses			(836,174)
Other	(15,208,293)	(9,289,519)	(8,815,537)
Gains from indexed assets and liabilities, net	(5,157,076)	(2,480,291)	145,608
Foreign currency exchange differences	3,085,739	(3,055,807)	8,822,301
Positive	33,142,374	18,458,283	19,563,838
Negative	(30,056,635)	(21,514,090)	(10,741,537)
Total financial costs	(67,782,419)	(53,725,593)	(41,883,920)
Total financial results	$ (58,362,079)	$ (47,947,351)	$ (36,610,248)